Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VARIABLE INSURANCE PRODUCTS FUND II
Prospectus Date	rr_ProspectusDate	Dec. 14, 2012
Init R Serv R Serv 2R | International Capital Appreciation Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: VIP International Capital Appreciation Portfolio/Initial Class R, Service Class R, Service Class 2 R
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy, hold, or redeem interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 236% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	236.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

		Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing primarily in non-U.S. securities, including securities of issuers located in emerging markets.
  Normally investing primarily in common stocks.
  Allocating investments across different countries and regions.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market and different types of securities can react differently to these developments.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
		You could lose money by investing in the fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower. Past performance is not an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart for Initial Class R:	Returns	Quarter ended
Highest Quarter Return	36.06%	June 30, 2009
Lowest Quarter Return	-26.39%	September 30, 2008

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns For the periods ended December 31, 2011
Init R Serv R Serv 2R | International Capital Appreciation Portfolio | Initial Class R
Risk/Return:	rr_RiskReturnAbstract
Redemption fee on interests in separate accounts held less than 60 days (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	1.00%
Management fee	rr_ManagementFeesOverAssets	0.71%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.62%
Total annual operating expenses	rr_ExpensesOverAssets	1.33%
1 year	rr_ExpenseExampleYear01	135
3 years	rr_ExpenseExampleYear03	421
5 years	rr_ExpenseExampleYear05	729
10 years	rr_ExpenseExampleYear10	1,601
2005	rr_AnnualReturn2005	12.37%
2006	rr_AnnualReturn2006	14.50%
2007	rr_AnnualReturn2007	5.17%
2008	rr_AnnualReturn2008	(50.60%)
2009	rr_AnnualReturn2009	55.76%
2010	rr_AnnualReturn2010	15.73%
2011	rr_AnnualReturn2011	(12.57%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	36.06%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.39%)
Label	rr_AverageAnnualReturnLabel	Initial Class R
Past 1 year	rr_AverageAnnualReturnYear01	(12.57%)
Past 5 years	rr_AverageAnnualReturnYear05	(3.92%)
Life of class	rr_AverageAnnualReturnSinceInception	1.08%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 22, 2004
Init R Serv R Serv 2R | International Capital Appreciation Portfolio | Service Class R
Risk/Return:	rr_RiskReturnAbstract
Redemption fee on interests in separate accounts held less than 60 days (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	1.00%
Management fee	rr_ManagementFeesOverAssets	0.71%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	0.61%
Total annual operating expenses	rr_ExpensesOverAssets	1.42%
1 year	rr_ExpenseExampleYear01	145
3 years	rr_ExpenseExampleYear03	449
5 years	rr_ExpenseExampleYear05	776
10 years	rr_ExpenseExampleYear10	1,702
Label	rr_AverageAnnualReturnLabel	Service Class R
Past 1 year	rr_AverageAnnualReturnYear01	(12.60%)
Past 5 years	rr_AverageAnnualReturnYear05	(4.01%)
Life of class	rr_AverageAnnualReturnSinceInception	0.98%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 22, 2004
Init R Serv R Serv 2R | International Capital Appreciation Portfolio | Service Class 2 R
Risk/Return:	rr_RiskReturnAbstract
Redemption fee on interests in separate accounts held less than 60 days (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	1.00%
Management fee	rr_ManagementFeesOverAssets	0.71%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.62%
Total annual operating expenses	rr_ExpensesOverAssets	1.58%	[2]
1 year	rr_ExpenseExampleYear01	161
3 years	rr_ExpenseExampleYear03	499
5 years	rr_ExpenseExampleYear05	860
10 years	rr_ExpenseExampleYear10	1,878
Label	rr_AverageAnnualReturnLabel	Service Class 2 R
Past 1 year	rr_AverageAnnualReturnYear01	(12.77%)
Past 5 years	rr_AverageAnnualReturnYear05	(4.16%)
Life of class	rr_AverageAnnualReturnSinceInception	0.83%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 22, 2004
Init R Serv R Serv 2R | International Capital Appreciation Portfolio | MSCI ACWI (All Country World Index) ex USA Index (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI® ACWI® (All Country World Index) ex USA Index
Past 1 year	rr_AverageAnnualReturnYear01	(13.61%)
Past 5 years	rr_AverageAnnualReturnYear05	(2.78%)
Life of class	rr_AverageAnnualReturnSinceInception	4.00%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 22, 2004

[1]	From December 22, 2004.
[2]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.